Investments Narrative (Details) $ in Millions	3 Months Ended
	Jun. 30, 2015 CAD	Mar. 31, 2016 USD ($) VIE	Dec. 31, 2015 USD ($) VIE
Schedule of Equity Method Investments [Line Items]
Number of VIEs held debt | VIE		0	0
Revolving credit facility, maximum borrowing capacity		$ 750.0
Guarantee, current liability		30.4	$ 16.9
Millercoors [Member]
Schedule of Equity Method Investments [Line Items]
Net payables due		$ (8.3)	$ (7.6)
Brewers' Retail Inc. (BRI) [Member]
Schedule of Equity Method Investments [Line Items]
Guarantee obligation, percentage	45.90%
Brewers' Retail Inc. (BRI) [Member] | Revolving credit facility [Member] | Canadian Imperial Bank of Commerce (CIBC) [Member]
Schedule of Equity Method Investments [Line Items]
Revolving credit facility, maximum borrowing capacity | CAD	CAD 150,000,000
Debt instrument, term	1 year
Revolving credit facility, renewal option, term	1 year